NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 9,009	$ 7,949
2018
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,956	866
2019
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	196
2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,324
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	575
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,961
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,997	2,429
Real Estate
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,214	2,765
Real Estate | 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,414
Real Estate | 2019
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	158
Real Estate | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,365
Real Estate | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	277
Real Estate | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Real Estate | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,665	2,030
Renewable Power | 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	159
Renewable Power | 2019
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	358
Renewable Power | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	318
Renewable Power | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	830
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,102	1,002
Infrastructure | 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	99
Infrastructure | 2019
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	298
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,147
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	558
Private Equity
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	380	536
Private Equity | 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	284
Private Equity | 2019
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	38
Private Equity | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	58
Residential Development
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,648	$ 1,616
Residential Development | 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Residential Development | 2019
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Residential Development | 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	601
Residential Development | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Residential Development | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	496
Residential Development | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 551